Leases	12 Months Ended
Jun. 30, 2020
Leases [abstract]
LEASES

13.	LEASES

(i)	Amounts recognized in the statement of financial position

The statement of financial position shows the following amounts relating to leases:

	Years Ended June 30,
Right-of-use assets	2020	2019	2018
Right-of-use assets	31,866	-	-
Lease liabilities			-
Current	32,879	-	-
Non-current	868	-	-
	33,747	-	-

Additions to the right-of-use assets during the current financial year were $29,827.

(ii)	Amounts recognized in the statement of profit or loss

The statement of profit or loss shows the following amounts relating to leases:

	Years Ended June 30,
Depreciation charge of right-of-use assets	2020	2019	2018
Right-of-use assets	86,439	-	-
Interest expense	3,877	-	-
Expenses relating to short-term leases (included in general and administration expenses)	46,913	-	-
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)	25,844	-	-

The total cash outflow for leases in 2020 was $165,875.

(iii)	The group's leasing activities and how these are accounted for

The Group has adopted IFRS 16 Leases during the year ended June 30, 2020 using the modified retrospective approach. The modified approach does not require restatement of comparative periods. Instead the cumulative impact of applying IFRS 16 is accounted for as an adjustment to equity at the start of the current financial year in which it was first applied, known as the 'date of initial application'. Refer to note 1(v) for further details.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease year so as to produce a constant periodic rate of interest on the remaining balance of the liability for each year. The right-of-use asset is depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable
●	variable lease payment that are based on an index or a rate
●	amounts expected to be payable by the lessee under residual value guarantees
●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and
●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group's incremental borrowing rate applied at the commencement date.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability
●	any lease payments made at or before the commencement date, less any lease incentives received
●	any initial direct costs, and
●	restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.